J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated December 1, 2017

to the Prospectus dated March 1, 2017, as supplemented

Effective immediately, the portfolio manager information for the Fund, in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Thomas Murray	2004	Managing Director
Shane Duffy	2013	Managing Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers — International Equity Fund” is hereby deleted in its entirety and replaced by the following:

International Equity Fund

The portfolio management team is led by Thomas Murray, a Managing Director and CFA charterholder. Shane Duffy, a Managing Director and CFA charterholder, assists Mr. Murray in the day-to-day management of the Fund. Mr. Murray has worked at JPMIM or its affiliates (or one of their predecessors) since 1996 and has been a portfolio manager of the Fund since March 2004. Mr. Duffy has worked at JPMIM or its affiliates (or one of their predecessors) since 1999 and has been a portfolio manager of the Fund since July 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-IE-PM-1217

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated December 1, 2017

to the Statement of Additional Information dated March 1, 2017, as supplemented

Effective immediately, the portfolio manager information for JPMorgan International Equity Fund (the “Fund”) in the SAI under the headings “Portfolio Managers’ — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Equity Fund
Thomas Murray	5	$888,666	11	$3,506,496	15	$3,800,723
Shane Duffy	5	888,666	11	3,506,496	15	3,800,723

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Thomas Murray	0	$0	0	$0	5	$1,394,081
Shane Duffy	0	0	0	0	5	1,394,081

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2016:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Thomas Murray			X
Shane Duffy	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-IE-PM-1217